Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 8,073	$ 8,112	$ 7,052
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	795	827	973
Net amortization of securities	732	1,436	1,483
Proceeds from sale of loans in secondary market	4,286	13,187	29,573
Loans disbursed for sale in secondary market	(4,058)	(12,681)	(28,947)
Amortization of mortgage servicing rights	77	118	179
(Recovery) impairment of mortgage servicing rights		(121)	(21)
Gain on sale of loans	(305)	(503)	(784)
Deferred tax (benefit) expense	(517)	144	(206)
Provision for loan losses	2,787	477	1,583
Common stock issued to ESOP	351	640	617
Earnings on bank owned life insurance and annuity assets	(672)	(724)	(782)
Gain on sale of ProAlliance Corporation	(810)
(Gain) loss on sale of other real estate owned	(25)	115	(181)
(Appreciation) write-down of other real estate owned	(88)	577	331
Change in accrued interest receivable	95	156	815
Change in accrued liabilities	1,326	270	(98)
Change in other assets	(366)	1,128	(756)
Net cash provided by operating activities	11,681	13,158	10,831
Cash flows from investing activities:
Proceeds from maturities of securities available for sale	15,318	24,577	33,696
Purchases of securities available for sale	(16,077)	(17,105)	(43,436)
Proceeds from maturities of securities held to maturity	827	1,813	2,213
Purchases of securities held to maturity	(885)	(1,196)	(2,935)
Net change in interest-bearing deposits with banks	(980)
Purchases of Federal Reserve Bank stock		(1,495)
Redemptions of Federal Home Loan Bank stock	1,200
Net change in loans	(29,936)	(9,572)	36,731
Proceeds from sale of other real estate owned	821	1,935	1,706
Proceeds from sale of ProAlliance Corporation	810
Purchases of premises and equipment	(985)	(1,152)	(437)
Proceeds from bank owned life insurance		1,249
Purchases of bank owned life insurance and annuity assets			(1,177)
Net cash provided by (used in) investing activities	(29,887)	(946)	26,361
Cash flows from financing activities:
Change in deposits	17,953	(26,187)	(32,822)
Proceeds from common stock through dividend reinvestment	103	170	55
Cash dividends	(3,441)	(2,965)	(4,393)
Repayment of subordinated debentures		(5,000)
Proceeds from Federal Home Loan Bank borrowings	7,575	5,853	2,000
Repayment of Federal Home Loan Bank borrowings	(1,612)	(1,393)	(7,789)
Change in other short-term borrowings	261	3	(222)
Net cash provided by (used in) financing activities	20,839	(29,519)	(43,171)
Cash and cash equivalents:
Change in cash and cash equivalents	2,633	(17,307)	(5,979)
Cash and cash equivalents at beginning of year	28,344	45,651	51,630
Cash and cash equivalents at end of year	30,977	28,344	45,651
Supplemental disclosure:
Cash paid for interest	3,274	4,158	6,863
Cash paid for income taxes	3,567	2,950	4,033
Transfers from loans to other real estate owned	879	314	1,267
Other real estate owned sales financed by the Bank	$ 390	$ 466	$ 1,133